Document And Entity Information	9 Months Ended
Sep. 30, 2018
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	IMMUNE PHARMACEUTICALS INC
Entity Central Index Key	0001208261
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true